UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: April 30
Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.0%
$1,840,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 01/02/12 (a)	$1,734,255

Arizona: 2.0%
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (a)	895,430
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (a)	1,242,850
1,500,000	University Medical Center Corp., Arizona Hospital (RB) 5.00%, 07/01/15 (a)	1,283,370

		3,421,650

California: 5.4%
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A 5.25%, 07/01/17 144A (a)	357,940
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A 5.15%, 07/01/17 (a)	574,380
1,500,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26	1,491,360
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (a)	2,912,610
3,985,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.63%, 06/01/17 (a)	3,117,665
1,000,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 01/01/12 (a)	756,560

		9,210,515

Colorado: 0.7%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (a)	1,279,560

Connecticut: 0.6%
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (a)	1,011,840

Delaware: 0.3%
500,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (a)	444,020

District of Columbia: 0.5%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien Series B (RB) 6.13%, 10/01/28 (a) (c)	837,675

Florida: 4.7%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 08/01/17 (a)	1,591,480
1,000,000	Greater Orlando Aviation Authority, JetBlue Airway Corp. Project (RB) 6.50%, 11/15/11 (a)	897,960
1,000,000	Lee County Industrial Development Authority, Industrial Development, Lee County Community Charter Schools, LLC 5.25%, 06/15/17 (a)	816,670
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (a)	256,231
1,235,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (a)	1,116,119
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (a)	874,790
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.88%, 05/01/17 (a) §	1,240,000
500,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (a)	451,470
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA) 5.13%, 11/01/12 * §	842,563

		8,087,283

Georgia: 0.9%
1,600,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (a)	1,486,000

Guam: 3.5%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (a)	2,608,375
3,250,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (a)	3,051,880
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (a)	229,525

		5,889,780

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Illinois: 8.1%
2,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (a)	1,901,680
2,875,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (a)	2,708,710
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (a)	571,424
3,945,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (a)	3,336,010
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (a)	1,933,070
3,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (a)	3,341,765

		13,792,659

Indiana: 2.2%
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (a)	402,180
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (a)	2,518,500
1,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (a)	844,050

		3,764,730

Iowa: 0.6%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (a)	945,225

Kentucky: 0.5%
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (a)	926,210

Louisiana: 3.3%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 §	1,785,000
660,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 10/01/11 (a)	588,251
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (a)	500,700
3,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (a)	2,694,540

		5,568,491

Maryland: 1.8%
2,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (a)	1,758,940
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/01/16 (a)	1,276,520

		3,035,460

Massachusetts: 0.4%
800,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 10/01/11 (a)	678,496

Michigan: 2.4%
2,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (a)	2,183,366
1,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (a)	826,750
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,034,800

		4,044,916

Minnesota: 1.3%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (a)	445,975
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (a)	457,595
1,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (a)	1,330,215

		2,233,785

Missouri: 1.3%
2,000,000	Kansas City Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (a)	1,829,280
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (a)	441,932

		2,271,212

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Montana: 1.4%
2,590,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 06/30/11 (a)	2,446,410

Nebraska: 2.5%
1,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,545,255
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (a)	2,724,392

		4,269,647

New Jersey: 6.5%
8,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (a)	7,010,548
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (a)	2,927,640
2,000,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (a)	1,205,060

		11,143,248

New York: 7.3%
2,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) 6.70%, 01/01/18 (a)	1,840,684
1,950,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project. (RB) 8.00%, 08/01/16 (a)	2,055,593
4,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (a)	2,601,960
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series 5.00%, 12/01/16 (a)	1,592,520
1,500,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (a)	1,185,750
805,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (a)	616,493
1,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (a)	1,517,760
1,000,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 01/01/12 (a)	975,990

		12,386,750

North Carolina: 0.7%
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (a)	1,115,638

Ohio: 5.8%
1,605,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB) 5.88%, 06/01/17 (a)	1,143,450
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (a)	655,800
1,250,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 6.50%, 06/01/17 (a)	901,813
2,000,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB) 5.38%, 09/15/11 (a)	1,598,260
1,000,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (a)	1,002,010
2,510,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	2,551,917
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (a)	1,467,075
600,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 08/03/11 (a)	470,706

		9,791,031

Oklahoma: 2.7%
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (a)	2,479,442
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 12/01/14 (c)	2,051,340

		4,530,782

Oregon: 0.8%
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (a)	722,760
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (a)	623,870

		1,346,630

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Pennsylvania: 5.7%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (a)	1,391,800
3,500,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 07/01/19 (a)	3,165,715
2,020,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,988,104
1,200,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 06/01/11 (a)	1,257,960
2,200,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corporation Project (RB) 6.00%, 06/01/11 (a)	1,830,334

		9,633,913

Puerto Rico: 3.0%
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 07/01/19	3,091,440
2,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 02/01/12 (a) (b)	2,040,460

		5,131,900

South Carolina: 1.8%
4,010,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project 5.25%, 11/01/16 (a)	3,091,630

South Dakota: 2.6%
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (a)	3,090,184
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (a)	1,293,780

		4,383,964

Texas: 9.6%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB) 7.00%, 12/01/11	2,663,071
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (a)	1,793,340
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (a) (b)	978,170
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (a)	902,650
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	728,011
1,560,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 05/01/12 (a)	1,536,319
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (a) ^ §	1,400,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere 6.00%, 11/15/16 (a)	1,328,370
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (a)	959,650
1,485,000	Texas Brazos River Authority, Pollution Control, TXU Electric Company Project, Series C (RB) 5.75%, 11/01/11 (b)	1,423,254
3,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (a)	2,549,070

		16,261,905

Virgin Islands: 0.6%
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (a)	1,023,550

Virginia: 0.5%
1,500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (a)	855,480

Washington: 2.6%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (a)	763,680
3,900,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB) 5.10%, 01/01/12 (a)	3,747,237

		4,510,917

West Virginia: 1.3%
2,500,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement, The Highland Project, Series 5.63%, 03/01/16 (a)	2,221,700

Wisconsin: 1.5%
2,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.13%, 08/15/13 (a)	2,208,651
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.13%, 08/15/16 (a)	426,010

		2,634,661

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Total Municipal Bonds (Cost: $166,759,464)	167,443,518

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $189,369)
189,369	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	189,369

Total Investments: 98.5% (Cost: $166,948,833)		167,632,887
Other assets less liabilities: 1.5%		2,476,003

NET ASSETS: 100.0%		$170,108,890

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Puttable Security - the redemption date shown is when the security may be redeemed by the issuer
(c)	Convertible Capital Appreciation Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
^	Received a partial payment on the last interest payment date.
§	Illiquid Security — the aggregate value of illiquid securities is $5,268,563 which represents 3.1% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.9	6,450,046
Development	15.3	25,686,630
Education	6.3	10,531,817
Facilities	4.1	6,817,630
General Obligation	4.8	8,095,630
Higher Education	5.1	8,595,437
Medical	29.6	49,616,983
Nursing Homes	9.1	15,185,751
Pollution	6.4	10,709,818
Power	2.3	3,918,785
Tobacco Settlement	4.7	7,879,268
Transportation	4.6	7,767,108
Utilities	0.9	1,545,255
Water	2.8	4,643,360
Money Market Fund	0.1	189,369

	100.0%	$167,632,887

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$167,443,518	$—	$167,443,518
Money Market Fund	189,369	—	—	189,369

Total	$189,369	$167,443,518	$—	$167,632,887

*See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2011:

Balance as of 04/30/10	$1,400,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of level 3	(1,400,000)

Balance as of 01/31/11	$—

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alaska: 0.2%
$480,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.63%, 12/01/18 (a)	$468,379

Arizona: 2.4%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (a)	267,607
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (a)	490,320
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (a)	543,370
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (a)	802,845
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB) 5.00%, 07/01/19 (a)	520,170
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/01/19	521,750
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (a)	531,330
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (a)	274,470
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC) 5.00%, 07/01/14 (a)	268,190
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (a)	263,717
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (a)	277,217
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (a)	262,135

		5,023,121

California: 15.0%
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 08/01/14 (a)	508,810
500,000	Bay Area Infrastructure Financing Authority (RB) (AMBAC) 5.00%, 08/01/11 (a)	504,995
500,000	Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/16 (a)	531,225
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,074,832
500,000	California State (GO) 5.25%, 10/01/19 (a)	522,605
75,000	California State (GO) 5.00%, 11/01/15	81,792
500,000	California State (GO) 5.00%, 10/01/16 (a)	528,975
500,000	California State (GO) 5.00%, 02/01/17 (a)	529,145
500,000	California State (GO) 4.50%, 02/01/17 (a)	440,715
1,000,000	California State (GO) 4.50%, 02/01/17 (a)	865,570
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (a)	518,385
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (a)	1,023,260
300,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.00%, 10/01/19 (a)	291,294
500,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.25%, 10/01/17	527,230
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (a)	938,660
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 11/30/11 (a)	481,710
500,000	California Water Resources Department Power Supply, Series H (RB) 5.00%, 05/01/17	560,165
500,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	558,445
250,000	Coast Community College District, California Election 2002-Series B (GO) (AGM) 5.00%, 08/01/16 (a)	256,148
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	568,085

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (a)	268,242
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 07/01/17 (a)	237,575
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (a)	458,130
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 07/01/16 (a)	256,463
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (a)	535,600
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (a)	762,712
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (a)	980,200
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (a)	247,105
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	794,947
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) 5.00%, 01/01/17 (a)	1,052,680
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) 5.00%, 01/01/17 (a)	503,535
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) 5.00%, 01/01/17 (a)	1,068,420
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (a)	469,540
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (a)	1,609,530
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	468,195
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	488,440
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	999,050
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (a)	254,995
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 05/01/15 (a)	508,755
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (a)	514,225
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (a)	261,120
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (a)	493,295
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,094,500
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC) 5.00%, 06/15/12 (a)	266,687
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (a)	439,965
500,000	San Francisco, California City &Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (a)	509,540
500,000	San Francisco, California City &Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (a)	449,710
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (a)	231,098
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (a)	1,029,350
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 05/15/12 (a)	266,855
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (a)	515,660
500,000	University of Caliornia, Series J (RB) (AGM) 4.50%, 05/15/15 (a)	469,455
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (a)	993,190

		30,810,810

Colorado: 0.3%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	704,867

Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (a)	504,890
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (a)	546,655

		1,051,545

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

District of Columbia: 0.6%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (a)	899,963
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (a)	237,608

		1,137,571

Florida: 5.2%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (a)	251,985
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	262,075
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 06/01/17	509,465
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.25%, 06/01/17	458,228
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (a)	500,780
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (a)	505,810
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (a)	1,605,270
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (a)	531,375
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (a)	236,354
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (a)	494,384
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC) 5.25%, 04/01/22	260,275
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC) 5.00%, 08/01/18 (a)	525,160
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO) 5.25%, 05/01/18 (a)	532,790
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (a)	251,828
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (a)	509,950
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (a)	443,480
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/01/16 (a)	548,140
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (a)	257,288
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	264,930
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	264,340
500,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (a)	518,015
250,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (a)	263,070
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (a)	701,692

		10,696,684

Georgia: 3.6%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (a)	491,215
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	728,010
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 04/01/17 (a)	262,963
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (a)	377,068
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (a)	565,060
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (a)	540,650
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (a)	442,432
500,000	Georgia State, Series B (GO) 5.00%, 04/01/17 (a)	580,865
250,000	Georgia State, Series C (GO) 5.00%, 07/01/17 (a)	276,805

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/21	445,416
500,000	Gwinnett County School District (GO) 5.00%, 02/01/25 (a)	544,215
655,000	Gwinnett County School District (GO) 5.00%, 02/01/24	732,159
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	480,480
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,006,490

		7,473,828

Hawaii: 1.0%
500,000	Hawaii State, Series DI (GO) (AGM) 5.00%, 03/01/16 (a)	539,185
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (a)	518,405
325,000	Hawaii State, Series DO (GO) 5.00%, 08/01/17	371,335
500,000	Hawaii State, Series DY (GO) 5.00%, 02/01/17	570,980

		1,999,905

Illinois: 7.7%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (a)	254,780
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (a)	500,190
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	518,345
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	511,265
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	537,395
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	1,071,170
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (a)	519,075
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	1,029,320
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	497,160
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	251,393
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	239,195
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 01/01/16 (a)	490,580
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (a)	239,820
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC) 5.00%, 12/01/16 (a)	263,533
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (a)	504,500
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (a)	748,597
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	267,570
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/01/16 (a)	253,133
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	941,340
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	468,545
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	473,905
475,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	461,344
1,000,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (a)	956,780
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (a)	484,565
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	496,115
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (a)	256,055

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

1,000,000	Illinois State, Series A (GO) 5.00%, 06/01/17	1,019,480
500,000	Illinois State, Series A (GO) 3.75%, 09/01/16	480,010
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	485,295
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	511,605
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 (b)	155,737

		15,887,797

Indiana: 1.7%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (a)	223,260
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (a)	756,465
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB) 5.25%, 02/01/17	286,105
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 02/01/17 (a)	553,335
1,000,000	Indianapolis Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (a)	1,064,520
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL) 5.50%, 01/01/21	548,830

		3,432,515

Kentucky: 1.2%
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (a)	253,185
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (a)	591,996
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (a)	284,220
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (a)	522,895
750,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.40%, 07/01/16 (a)	757,530

		2,409,826

Louisiana: 0.1%
250,000	State of Louisiana, Series B (GO) (CIFG) 5.00%, 07/15/16 (a)	278,552

Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, First Series (GO) 5.00%, 03/15/17	579,080
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (a)	272,795
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (a)	433,003
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (a)	504,545
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (a)	271,815
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (a)	773,670
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (a)	290,942

		3,125,850

Massachusetts: 2.4%
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (a)	501,710
480,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	484,757
480,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (a)	471,845
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (a)	519,235
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	559,710
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (a)	496,680
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (a)	224,238
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (a)	637,026

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (FGIC) (NATL) 5.00%, 08/15/15 (a)	479,060
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (a)	480,553

		4,854,814

Michigan: 1.5%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 05/01/17	271,673
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (a)	250,928
500,000	Detroit, Michigan Water Supply System, Senior Lien, Series D (RB) (AGM) 5.00%, 07/01/16 (a)	488,435
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (a)	1,009,360
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/15 (a)	271,475
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (a) (b)	164,770
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (a) (b)	176,938
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (a)	514,305

		3,147,884

Minnesota: 0.5%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	539,585
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	548,540

		1,088,125

Missouri: 1.4%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (a)	511,630
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (a)	518,625
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 04/15/18	275,342
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (a)	483,355
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (a)	1,103,210

		2,892,162

Nebraska: 0.5%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 04/01/20 (a)	1,028,580

Nevada: 2.6%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (a)	504,899
500,000	Clark County Airport System, Senior Series D (RB) 5.00%, 01/01/20 (a)	490,880
500,000	Clark County School District, Series A (GO) 5.00%, 06/15/18 (a)	525,740
500,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (a)	511,230
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/17	276,332
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (a)	1,077,440
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (a)	500,545
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (a)	255,965
250,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (a)	263,090
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (a)	522,115
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/01/19 (a)	501,825

		5,430,061

New Jersey: 4.0%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL) 5.25%, 06/01/15 (a)	508,275
500,000	New Jersey State (GO)
	5.00%, 06/01/19 (a)	575,575

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	New Jersey State (GO) 4.00%, 06/01/19 (a)	475,095
500,000	New Jersey State (GO) 5.00%, 06/01/19 (a)	527,835
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (a)	503,795
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	528,360
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	999,940
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	527,570
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (a)	326,742
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,028,430
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	566,337
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (a)	842,794
1,000,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (a)	838,080

		8,248,828

New Mexico: 0.8%
500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (a)	554,700
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (a)	1,035,910

		1,590,610

New York: 18.3%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (a)	519,270
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.75%, 05/01/18 (a)	275,117
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.75%, 05/01/17 (a)	274,670
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (a)	550,275
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/01/16 (a)	407,648
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (a)	478,567
1,000,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (a)	1,111,560
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (a)	276,357
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (a)	254,628
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (a)	506,130
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (a)	439,252
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (a)	1,053,650
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 05/01/17 (a)	523,415
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 05/01/20 (a)	539,895
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (a)	651,312
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (a)	281,630
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	559,865
500,000	New York City, Series B (GO) 5.00%, 08/01/17	559,865
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (a)	264,897
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (a)	268,500
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (a)	1,021,510

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	New York City, Series E (GO) 5.00%, 08/01/19 (a)	505,865
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (a)	394,507
500,000	New York City, Series G (GO) 5.00%, 08/01/17 (a)	534,245
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (a)	270,375
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (a)	529,145
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (a)	526,565
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (a)	261,313
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (a)	546,045
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (a)	521,350
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (a)	470,663
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	279,877
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (a)	519,810
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	562,980
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (a)	304,971
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	575,005
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (a)	538,380
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	562,980
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (a)	1,052,500
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	567,780
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	565,635
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (a)	255,203
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/17	567,445
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (a)	255,810
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (a)	506,050
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (a)	517,075
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	554,515
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (a)	1,048,350
500,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (a)	527,700
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (a)	256,960
350,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 04/01/18 (a)	370,027
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (a)	274,327
1,000,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) 5.00%, 10/01/18 (a)	1,035,970
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (a)	528,060
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (a)	535,295
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (a)	536,125
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	560,455
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (a)	1,040,720

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (a)	522,975
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	578,432
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,147,360
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	519,095
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	575,005
500,000	New York State, Series A (GO) 3.00%, 03/01/17	515,435
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	992,890
500,000	New York Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (a)	513,585
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (a)	455,410
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,052,530
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (a)	478,345

		37,629,153

Ohio: 2.5%
250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/01/16 (a)	254,698
450,000	Columbus, Ohio State (GO) 4.25%, 09/01/17 (a)	456,696
900,000	Columbus, Ohio State (GO) 5.00%, 12/15/16 (a)	1,015,236
1,500,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 5.00%, 12/01/16 (a)	1,531,815
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (a)	548,417
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	297,470
450,000	Ohio State, Series A (GO) 4.00%, 08/01/18	480,627
500,000	Ohio State, Series C (GO) 4.25%, 08/01/22	506,820

		5,091,779

Oklahoma: 0.1%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (a)	272,692

Oregon: 2.0%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 06/15/22 (b)	566,660
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (a)	532,705
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (a)	1,064,750
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (a)	258,038
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (a)	539,660
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (a)	466,588
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (a)	715,459

		4,143,860

Pennsylvania: 3.8%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (a)	501,425
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 09/01/17	546,785
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 04/01/16 (a) (c)	292,325
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (a)	253,823
500,000	Pennsylvania State, First Series A (GO) 5.00%, 02/15/19	570,530
250,000	Pennsylvania State, Second Series (GO) 5.00%, 07/01/19	284,727

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	Pennsylvania State, Second Series (GO) 5.00%, 01/01/16 (a)	532,165
500,000	Pennsylvania State, Second Series (GO) 5.00%, 04/15/18	572,310
1,000,000	Pennsylvania State, Second Series B (GO) 5.00%, 05/01/18	1,144,010
1,000,000	Philadelphia City, Series A (GO) (AGM) 5.00%, 08/01/17 (a)	1,069,080
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,613,790
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (a)	462,765

		7,843,735

Puerto Rico: 2.9%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	536,920
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	529,460
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (a)	299,505
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	493,820
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (a)	969,140
1,000,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	1,028,420
500,000	Puerto Rico Hightways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	504,710
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (a)	294,081
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (a)	251,898
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	524,540
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	511,935

		5,944,429

Rhode Island: 0.6%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (a)	1,050,529
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (a)	257,440

		1,307,969

South Carolina: 1.2%
710,000	Greenville County, South Carolina School District (RB) (AGO) 5.00%, 12/01/16 (a)	717,100
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (a)	494,406
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (a)	1,034,100
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (a)	262,403

		2,508,009

Tennessee: 1.1%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 01/01/18 (a)	553,760
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO) 5.00%, 02/01/15 (a)	282,245
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	237,378
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	508,035
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	629,159

		2,210,577

Texas: 5.0%
250,000	Cypress-Fairbanks, Texas Independent School District (GO) 5.00%, 02/15/16 (a)	266,097
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (a)	260,503
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (a)	265,205

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (a)	498,910
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (a)	1,061,330
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (a)	511,655
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC) 5.00%, 03/01/15 (a)	267,960
250,000	Leander Independent School District (GO) 4.85%, 08/15/16 (a) (b)	140,840
425,000	Lewisville Independent School District (GO) 5.00%, 02/15/19 (a)	435,442
250,000	North East Independent School District, Series A (GO) 5.00%, 08/01/17 (a)	283,245
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (a)	776,280
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (a)	5,655
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (a)	546,335
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	567,395
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (a)	238,178
500,000	Tarrant Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (a)	505,420
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	496,820
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	227,151
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (a)	266,785
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (a)	513,020
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (a)	268,745
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (a)	273,232
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (a)	560,105
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (a)	542,670
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (a)	538,375

		10,317,353

Utah: 0.1%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (a) (b)	152,738

Virginia: 1.3%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	566,055
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (a)	284,342
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (a)	264,530
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (a)	502,660
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (a)	213,838
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (a)	254,272
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (a)	501,930

		2,587,627

Washington: 3.6%
525,000	Energy Northwest, Washington Electric Revenue Refunding, Columbia State, Series A (RB) 5.00%, 07/01/16 (a)	556,327
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/01/16 (a)	426,384
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (a)	276,487
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (a)	532,790
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (a)	272,175

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (a)	535,140

500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (a)	522,360
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 07/01/17 (a)	527,725
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	207,126
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (a)	536,760
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (a)	1,051,020
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/18 (a)	521,670
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	541,665
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	285,340
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (a)	520,410

		7,313,379

West Virginia: 0.4%
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A 5.50%, 09/01/14 (a)	500,135
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A 5.13%, 09/01/19 (a)	230,243

		730,378

Wisconsin: 1.2%
1,000,000	Milwaukee City, Series N1 (GO) 5.00%, 02/01/17	1,148,570
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (a)	254,193
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	28,677
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	859,932
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (a)	264,125

		2,555,497

Total Municipal Bonds (Cost: $208,568,125)		203,391,489

Number of Shares

MONEY MARKET FUND: 0.0% (Cost: $25,184)
25,184	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	25,184

Total Investments: 98.8% (Cost: $208,593,309)		203,416,673
Other assets less liabilities: 1.2%		2,380,701

NET ASSETS: 100.0%		$205,797,374

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(c)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.3	6,655,141
Bond Bank	1.1	2,167,865
Development	1.2	2,413,638
Education	5.7	11,593,762
Facilities	8.1	16,467,604
General Obligation	33.5	68,314,569
Higher Education	7.0	14,244,401
Medical	2.6	5,275,157
Pollution	0.6	1,278,935
Power	5.4	11,041,877
School District	8.4	16,977,736
Single Family Housing	0.5	950,089
Student Loan	0.7	1,475,837
Tobacco Settlement	0.9	1,794,860
Transportation	11.9	24,203,784
Utilities	3.9	7,919,692
Water	5.2	10,616,542
Money Market Fund	0.0	25,184

	100.0%	$203,416,673

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$203,391,489	$—	$203,391,489

Money Market Fund	25,184	—	—	25,184

Total	$25,184	$203,391,489	$—	$203,416,673

* See Schedule of Investments for security type and geographic sector breakouts

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.6%
Alabama: 0.8%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (a)	$433,575

Alaska: 0.4%
240,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (a)	234,912

Arizona: 1.6%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (a)	238,198
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (a)	221,208
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (a)	231,465
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	213,815

		904,686

California: 18.7%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (a)	430,760
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC) (NATL) 5.00%, 09/01/17 (a)	430,750
500,000	Antelope Valley-East Kern Water Agency, Series A-1 (CP) (FGIC) (NATL) 4.38%, 06/01/17 (a)	388,185
250,000	Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/16 (a)	243,477
500,000	California Health Facilities Financing Authority (RB) 5.00%, 04/01/16 (a)	414,510
250,000	California State (GO) 4.88%, 12/01/17 (a)	219,748
1,000,000	California State (GO) 4.50%, 02/01/17 (a)	844,960
500,000	California State (GO) (AMBAC) 4.50%, 02/01/17 (a)	424,745
500,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 05/01/18 (a)	459,340
500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (a)	438,515
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (a)	474,410
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (a)	377,392
300,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (a)	288,786
255,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (a)	241,067
500,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (a)	455,195
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (a)	237,390
550,000	Fresno, California Central Unified School District, Election 2008-Series A (GO) (AGO) 5.50%, 08/01/19 (a)	566,159
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.13%, 06/01/17 (a)	296,825
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 (b)	65,293
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM) 6.19%, 11/01/30 (b)	259,520
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (a)	232,105
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (a)	230,460
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (a)	407,115
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 07/01/15 (a)	234,730
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (a)	342,982
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (a)	238,145

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (a)	242,935
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (a)	239,400
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (a)	248,845
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM) 5.00%, 08/01/16 (a)	250,000
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 (b)	74,385

		10,298,129

Colorado: 1.2%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 08/01/15 (a)	229,740
500,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (a)	440,205

		669,945

District of Columbia: 2.9%
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (a)	688,777
500,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (a)	483,215
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (a)	427,685

		1,599,677

Florida: 6.3%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (a)	453,040
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (a)	252,040
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (a)	244,155
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (a)	221,930
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (a)	461,040
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 05/01/17 (a)	228,585
250,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (a)	248,322
900,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.38%, 11/01/18 (a)	944,343
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (a)	204,200
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (a)	233,338

		3,490,993

Georgia: 3.9%
500,000	Carroll City-County Hospital Authority (RB) 4.25%, 07/01/20 (a)	413,660
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (a)	332,370
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (a)	442,475
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (a)	290,378
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (a)	222,593
425,000	Georgia Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture, Series A (RB) 5.00%, 07/01/19 (a)	416,143

		2,117,619

Illinois: 4.6%
500,000	Chicago, Illinois Project and Refunding, Series A (GO) (AGM) 4.75%, 01/01/16 (a)	436,750
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (a)	454,700
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (a)	464,455
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (a)	229,428
500,000	Springfield, Illinois Electric, Senior Lien (RB) (NATL) 5.00%, 03/01/16 (a)	482,170

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	University of Chicago, Illinois Finance Authority (RB) 5.00%, 07/01/17 (a)	463,370

		2,530,873

Indiana: 3.4%
250,000	Carmel Industrial Redevelopment Authority (RB) 5.00%, 02/01/16 (a)	252,860
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (a)	402,180
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006 B-5 (RB) 5.00%, 11/15/16 (a)	218,163
350,000	Indiana Health & Educational Facility Financing Authority, Series A (RB) 5.00%, 11/15/16 (a)	302,627
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (a)	712,537

		1,888,367

Kansas: 0.5%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, 5.75%, 11/15/14 (a)	254,982

Kentucky: 0.4%
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (a)	240,428

Louisiana: 1.5%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (a)	244,242
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (a)	319,744
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (a)	231,785

		795,771

Maryland: 1.7%
500,000	Frederick County, Maryland Urbana Community Development Authority, Series A (ST) 5.00%, 07/01/20 (a)	442,640
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (a)	510,120

		952,760

Massachusetts: 3.3%
500,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (a)	484,580
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC) 5.00%, 05/01/16 (a)	490,030
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (a)	154,035
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB) 5.00%, 07/01/18 (a)	232,620
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (a)	442,105

		1,803,370

Michigan: 1.3%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM) 5.00%, 07/01/16 (a)	221,080
250,000	Michigan State Building Authority (RB) (FGIC) (NATL) 5.15%, 10/15/16 (a) (b)	81,835
225,000	Michigan State Building Authority, Series I (RB) (AMBAC) 5.00%, 10/15/15 (a)	202,615
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB) 5.25%, 11/15/16 (a)	209,790

		715,320

Missouri: 1.2%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (a)	231,398
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (a)	431,600

		662,998

Montana: 0.8%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (a)	436,285

New Hampshire: 0.9%
500,000	New Hampshire Municipal Bond Bank, Series B (RB) 5.00%, 08/15/20 (a)	496,235

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

New Jersey: 2.7%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (a)	479,410
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 (b)	215,780
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 (b)	292,306
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (a)	516,390

		1,503,886

New York: 13.9%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (a)	106,156
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (a)	241,217
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 09/01/16 (a)	222,820
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (a)	451,645
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series FF-2 (RB) 5.00%, 06/15/19 (a)	491,650
250,000	New York City Refunding, Series G (GO) 5.00%, 12/01/14 (a)	246,632
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (a)	226,040
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (a)	231,835
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (a)	688,267
1,000,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (a)	1,011,840
350,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 07/01/16 (a)	358,816
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (a)	504,910
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	231,803
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (a)	236,558
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (a)	500,945
500,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (a)	508,980
250,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (a)	256,112
795,000	Port Authority of New York & New Jersey, Series 163 (RB) 4.25%, 07/15/20 (a)	671,139
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (a)	457,840

		7,645,205

North Carolina: 1.7%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (a)	242,972
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 07/01/16 (a)	254,132
500,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 07/01/20 (a)	462,450

		959,554

Ohio: 1.2%
750,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (a)	645,630

Oklahoma: 1.2%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (a)	211,938
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (a)	443,790

		655,728

Oregon: 0.5%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 (b)	292,912

Pennsylvania: 1.8%
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (a)	312,968

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 04/01/16 (a)	219,528
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (a)	231,803
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (a)	235,595

		999,894

Puerto Rico: 0.9%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 07/01/43 (b)	21,265
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	234,530
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (a)	252,307

		508,102

South Carolina: 2.7%
350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB) 5.13%, 12/01/16 (a)	326,700
250,000	Kershaw County, South Carolina Public School Foundation (RB) (CIFG) 5.00%, 12/01/16 (a)	231,673
500,000	South Carolina Public Service Authority, Series A (RB) (NATL) 5.00%, 01/01/16 (a)	494,045
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (a)	439,545

		1,491,963

Tennessee: 0.7%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C 5.00%, 11/15/19 (a)	379,576

Texas: 9.2%
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (a)	243,370
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (a)	231,388
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/01/16 (a)	249,652
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (a)	250,457
500,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM) 5.00%, 10/01/15 (a)	502,440
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (a)	250,772
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (a)	511,735
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB) (NATL) 5.00%, 08/15/16 (a)	504,075
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (a)	503,285
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (a)	471,095
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (a)	511,940
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 (b)	95,205
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (a)	252,587
225,000	Texas A&M University, Permanent University, Series A (RB) 5.25%, 07/01/25 (a)	239,785
250,000	Texas Transportation Commision, Mobility Fund, Series A (GO) 4.75%, 04/01/15 (a)	240,258

		5,058,044

Virginia: 4.1%
500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (a)	285,160
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (a)	738,862
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 06/01/16 (a)	163,108
570,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (a)	566,033
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (a)	474,050

		2,227,213

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Washington: 2.6%
300,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (a)	292,029
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (a)	245,635
500,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (a)	511,845
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (a)	405,475

		1,454,984

Total Municipal Bonds (Cost: $57,368,712)		54,349,616

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $56,058)
56,058	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	56,058

Total Investments: 98.7% (Cost: $57,424,770)		54,405,674
Other assets less liabilities: 1.3%		699,129

NET ASSETS: 100.0%		$55,104,803

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.8	461,040
Bond Bank	2.2	1,208,772
Development	4.9	2,639,292
Education	1.4	764,238
Facilities	8.3	4,517,194
General Obligation	21.3	11,592,668
Higher Education	13.9	7,577,053
Medical	16.3	8,876,753
Multifamily Housing	0.5	252,307
Nursing Homes	2.1	1,157,253
Pollution	0.5	245,635
Power	3.0	1,641,505
School District	4.3	2,339,623
Single Family Housing	0.4	234,912
Tobacco Settlement	1.1	581,985
Transportation	10.8	5,860,027
Utilities	1.5	788,262
Water	6.6	3,611,097
Money Market Fund	0.1	56,058

	100.0%	$54,405,674

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$54,349,616	$—	$54,349,616

Money Market Fund	56,058	—	—	56,058

Total	$56,058	$54,349,616	$—	$54,405,674

* See Schedule of Investments for security type and geographic sector breakouts

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.9%
Alabama: 2.2%

$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 01/01/13 (a)	$270,072
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/01/12 (a)	539,070

		809,142

Arizona: 3.3%
1,000,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 03/01/13 (a)	1,092,380

125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 07/01/12 (a)	133,246

		1,225,626

California: 15.9%
1,550,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC) 5.00%, 01/01/28 (a)	1,673,550
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM) 4.10%, 07/01/12	262,458
250,000	California State (GO) 5.00%, 11/01/11 (a)	258,768
875,000	California State (GO) 5.13%, 02/01/14 (a)	977,366
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC) 5.38%, 05/01/12 (a)	267,583
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.98%, 08/01/19 (b)	264,163
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.55%, 01/01/20 (b)	365,095
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/13 (a)	276,005
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (a)	498,150
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (a)	283,225
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB) 6.00%, 06/01/12 (a)	534,610
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM) 5.00%, 09/01/11 (a)	259,228

		5,920,201

Colorado: 0.7%
250,000	Colorado Department of Transportation Revenue (RB) 5.38%, 06/15/12 (a)	268,343

Florida: 1.4%
250,000	Collier County, Florida School Board (CP) (AGM) 5.38%, 02/15/12 (a)	262,678
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 04/01/12 (a)	264,303

		526,981

Georgia: 2.9%
250,000	Georgia State Series D (GO) 5.00%, 11/01/11 (a)	258,730
500,000	Georgia State, Series B (GO) 5.125%, 05/01/12 (a)	528,650
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (a)	280,852

		1,068,232

Hawaii: 1.8%
500,000	Hawaii State Series CX (GO) (AGM) 5.50%, 02/01/12 (a)	525,025
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 07/01/12 (a)	159,675

		684,700

Illinois: 8.3%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (a)	579,430
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.38%, 12/01/12 (a)	542,470

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

500,000	Cook County School District, Series B (GO) (AGM) 3.75%, 12/01/12	527,740
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (a)	862,342
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (a)	574,895

		3,086,877

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (a)	285,202

Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (a)	566,140

Massachusetts: 4.4%
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (a)	741,370
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (a)	286,420
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	591,895

		1,619,685

Michigan: 3.5%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF) 5.50%, 05/01/12 (a)	476,131
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (a)	274,202
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (a)	550,115

		1,300,448

Minnesota: 1.9%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/12 (a)	272,567
400,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.63%, 05/15/12 (a)	429,084

		701,651

Nevada: 1.2%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (a)	455,735

New Jersey: 22.7%
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (a)	279,195
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (a)	558,390
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/13 (a)	385,308
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/13 (a)	411,105
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/13 (a)	646,290
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (a)	1,138,010
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	585,325
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (a)	574,840
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (a)	574,840
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (a)	682,164
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.13%, 06/01/12 (a)	1,072,250
1,425,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) (FGIC) 5.25%, 06/15/12	1,515,046

		8,422,763

New York: 3.2%
525,000	New York City, Series G (GO) 5.75%, 08/01/12 (a)	565,168
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	347,563
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (a)	276,750

		1,189,481

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

North Carolina: 1.8%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (a)	112,963
500,000	North Carolina Municipal Power Agency No. 1 (RB) 5.00%, 01/01/20 (a)	572,725

		685,688

Ohio: 4.3%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (a)	555,025
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (a)	558,500
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC) 5.25%, 01/01/12 (a)	260,898
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (a)	207,283

		1,581,706

Oregon: 1.4%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services, Inc. (RB) 5.40%, 01/01/12 (a)	261,238
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (a)	269,803

		531,041

Pennsylvania: 4.5%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/13 (a)	546,745
300,000	Philadelphia, Pennsylvania School District, Series A (GO) (AGM) (SAW) 5.50%, 02/01/12 (a)	315,015
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.63%, 08/01/12 (a)	536,155
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/12 (a)	269,913

		1,667,828

Puerto Rico: 2.8%
955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/13 (a)	1,048,657

Rhode Island: 1.5%
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB) 6.50%, 08/15/12 (a)	542,540

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/01/12 (a)	359,495

Tennessee: 0.7%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (a)	277,142

Texas: 1.5%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (a)	276,680
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM) 5.38%, 08/15/12 (a)	267,993

		544,673

Utah: 1.5%
250,000	Utah State, Series A (GO) 5.25%, 07/01/12 (a)	266,310
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (a)	284,587

		550,897

Wisconsin: 2.2%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB) 5.75%, 02/15/12 (a)	265,998
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 07/01/12 (a)	535,760

		801,758

Total Municipal Bonds
(Cost: $36,692,363)		36,722,632

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $34,772)
34,772	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	34,772

Total Investments: 99.0%
(Cost: $36,727,135)		36,757,404
Other assets less liabilities: 1.0%		376,449

NET ASSETS: 100.0%		$37,133,853

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.3	837,585
Education	8.4	3,073,454
Facilities	1.5	549,505
General Obligation	20.1	7,382,731
Higher Education	1.0	372,191
Medical	4.8	1,771,427
Power	3.0	1,117,450
School District	17.3	6,364,422
Tobacco Settlement	4.4	1,606,860
Transportation	29.0	10,662,724
Water	8.1	2,984,283
Money Market Fund	0.1	34,772

	100.0%	$36,757,404

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$36,722,632	$—	$36,722,632

Money Market Fund	34,772	—	—	34,772

Total	$34,772	$36,722,632	$—	$36,757,404

* See Schedule of Investments for security type and geographic sector breakouts

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.6%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/15	$565,000

Arizona: 2.8%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	545,325
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	278,635
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	845,212
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	647,519
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	331,001

		2,647,692

California: 11.8%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 (a)	226,110
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 08/01/11 (b)	252,460
100,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 02/01/11 (b)	100,000
500,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 4.00%, 02/01/11 (b)	500,000
500,000	California State (GO) 5.00%, 10/01/15	544,770
600,000	California State (GO) 5.00%, 03/01/14	649,350
500,000	California State (GO) 5.00%, 03/01/16	543,325
250,000	California State (GO) 5.00%, 08/01/14	272,365
250,000	California State (GO) 5.00%, 11/01/13	270,623
175,000	California State (GO) 5.00%, 11/01/15	190,848
500,000	California State Economic Recovery, Series A (GO) 2.50%, 07/01/12	509,770
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	335,149
500,000	California Statewide Communities Development Authority (RB) 5.00%, 06/15/13	526,530
500,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	531,885
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 07/01/12	264,775
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (NATL) (SA) 5.00%, 10/01/13	273,975
710,000	Los Angeles, California Unified School District, Election 2005, Series C (GO) (AMBAC) 5.00%, 07/01/14	783,591
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	540,240
1,000,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	1,117,720
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	555,865
1,000,000	Oakland Joint Powers Financing Authority, Series A-1 (RB) (AGO) 5.25%, 01/01/16	1,118,970
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	551,110
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	541,605

		11,201,036

Connecticut: 5.7%
1,000,000	Connecticut State Economic Recovery, Series A (GO) 3.00%, 01/01/13 (b)	1,024,140
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	538,440
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	280,150

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

1,010,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	1,116,403
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	567,070
400,000	Connecticut State Health & Educational Facility Authority, Yale University, Series A-4 (RB) 5.00%, 02/12/15 (c)	449,480
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	278,192
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	563,340
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	573,675

		5,390,890

Delaware: 0.3%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	277,855

District of Columbia: 0.3%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	264,085

Florida: 6.3%
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/14	522,135
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/12	259,180
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,178,551
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,066,270
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	270,518
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	527,625
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	281,160
975,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.25%, 06/01/14	1,090,196
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	273,930
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 03/15/12 (c)	256,860
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/12	262,048

		5,988,473

Georgia: 1.1%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/01/13	273,425
450,000	Georgia State Road & Tollway Authority (RB) (NATL) 5.00%, 06/01/15	506,088
250,000	Georgia State, Series A (GO) 5.00%, 09/01/15	286,065

		1,065,578

Hawaii: 1.3%

375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	421,451
750,000	Honolulu, Hawaii City and County, Series B (GO) (FSA) 5.25%, 07/01/14	841,042

		1,262,493

Illinois: 10.2%
100,000	Chicago Housing Authority (RB) (AGM) 5.00%, 07/01/13	106,709
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	804,525
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	267,660
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (FGIC) (NATL) 5.25%, 01/01/15	269,935
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	133,356
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	267,648
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 06/01/13	847,536

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

250,000	Dupage County, Illinois, Transportation Revenue (RB) (AGM) 5.00%, 07/01/15 (b)	271,045
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	518,765
500,000	Illinois State (GO) 5.00%, 01/01/15	519,390
500,000	Illinois State (GO) 5.00%, 01/01/14	522,685
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	519,755
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,035,130
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	491,700
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	511,035
500,000	Illinois State, Series A (GO) 3.50%, 09/01/14	498,660
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	483,640
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	261,265
1,050,000	Illinois State, Series B (GO) 5.00%, 01/01/15	1,090,719
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	310,659

		9,731,817

Kentucky: 0.1%
100,000	Kentucky State Property & Buildings Commission (RB) (FGIC) (NATL) 5.00%, 11/01/11	103,354

Louisiana: 0.3%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	317,793

Maryland: 1.7%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO) 5.00%, 03/01/14	556,915
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	576,255
500,000	Maryland State Transportation Authority (RB) 5.00%, 03/01/12	524,655

		1,657,825

Massachusetts: 1.9%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	112,514
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	564,340
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 05/01/14	1,111,420

		1,788,274

Michigan: 2.2%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	268,333
1,145,000	Detroit, Michigan Sewage Disposal System, Senior Lien, Series C (RB) (FGIC) (NATL) 5.25%, 07/01/16	1,230,692

500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	560,320

		2,059,345

Minnesota: 2.3%
1,000,000	Hennepin County, Minneapolis, Series B (GO) 4.00%, 12/01/14	1,093,040
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	538,150
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	565,625

		2,196,815

Mississippi: 0.3%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	279,677

Missouri: 0.9%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	329,214

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	524,847

		854,061

Nebraska: 0.8%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	264,140
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	273,555
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	267,893

		805,588

Nevada: 0.8%
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	273,355
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	269,175
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB) 4.00%, 07/01/12	257,025

		799,555

New Jersey: 4.4%
1,000,000	Hudson County, New Jersey (GO) (CIFG) 4.25%, 09/01/15	1,087,880
350,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	359,964
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	522,429
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	540,875
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	555,750
1,085,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/14	1,173,851

		4,240,749

New Mexico: 0.3%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	286,397

New York: 23.4%
250,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/13 (c)	271,120
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	626,025
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	371,430
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	253,138
500,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 08/01/13	547,200
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	840,127
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	565,135
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/12	537,750
1,000,000	New York City Transitional Finance Authority, Sub Series E (RB) 3.00%, 11/01/14	1,047,320
500,000	New York City, Series A (GO) 5.00%, 08/01/13	544,875
250,000	New York City, Series A-1 (GO) 4.00%, 08/01/12	262,013
1,500,000	New York City, Series E (GO) 5.00%, 08/01/15	1,671,315
500,000	New York City, Series E (GO) 4.00%, 08/01/14	536,215
500,000	New York City, Series K (GO) 5.00%, 08/01/13	544,875
500,000	New York City, Series K (GO) 4.00%, 08/01/14	536,215
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	436,157
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	530,345
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	275,658

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,669,200
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	270,780
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	558,700
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	546,410
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,114,040
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	557,725
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	782,007
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	278,037
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	516,049
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	271,103
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	266,470
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	135,381
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 2.25%, 04/01/12	254,708
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	553,165
600,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/16	676,524
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	217,626
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	553,165
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	501,952
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	283,876
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	270,338
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	556,075
500,000	New York State, Series A (GO) 3.00%, 03/01/16	520,580
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	570,660

		22,321,484

North Carolina: 2.2%
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	368,313
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	907,338
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	275,762
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	546,455

		2,097,868

Ohio: 1.7%
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 4.50%, 12/01/15	429,932
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	274,125
300,000	Ohio State Highway Capital Improvement, Series J (GO) 5.00%, 05/01/13	325,584
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (AGM) 5.00%, 06/15/14	278,530
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	276,185

		1,584,356

Pennsylvania: 3.4%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	433,952
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	430,624

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

1,000,000	Pennsylvania State Commonwealth, First Series (GO) 5.00%, 05/15/15	1,130,440
600,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Series A (RB) (AGM) 5.00%, 07/15/15	665,460
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	532,640

		3,193,116

Puerto Rico: 4.5%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	488,803
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	264,485
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	512,670
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	265,248
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/14 (b)	280,852
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	802,875
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	243,572
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	214,890
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	78,155
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 07/01/12 (b) (c)	256,293
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	319,653
325,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 5.00%, 08/01/39 (c)	332,459
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	259,858

		4,319,813

Rhode Island: 0.6%
500,000	Rhode Island Clean Water Finance Agency, Water Pollution Control, Series A (RB) 4.00%, 10/01/14	545,480

Texas: 2.9%
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	277,740
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	283,165
500,000	Texas A&M University, Revenue Financing System, Series D (RB) 5.00%, 05/15/12	528,010
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	259,680
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	567,860
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	278,140
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	133,301
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.63%, 07/15/14	475,511

		2,803,407

Virginia: 2.4%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	558,755
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	138,979
1,000,000	Virginia Beach Development Authority (RB) 4.00%, 08/01/15	1,085,110
250,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/01/13	275,705
250,000	Virginia State, Series A (GO) 5.00%, 06/01/13	274,043

		2,332,592

Washington: 0.6%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL) 5.25%, 03/01/14	275,075
250,000	Washington State (GO) 5.00%, 01/01/13	269,723

		544,798

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Wisconsin: 0.6%
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	547,528

Total Municipal Bonds (Cost: $94,054,054)		94,074,794

Number of Shares

MONEY MARKET FUND: 1.2% (Cost: $1,116,410)
1,116,410	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,116,410

Total Investments: 99.9% (Cost: $95,170,464)		95,191,204
Other assets less liabilities: 0.1%		103,097

NET ASSETS: 100.0%		$95,294,301

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
XLCA	Syncora Guarantee, Inc.
(a)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(b)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(c)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.7	670,939
Development	3.2	3,018,308
Education	2.9	2,789,399
Facilities	7.4	7,085,699
General Obligation	40.7	38,745,406
Higher Education	10.7	10,191,184
Medical	2.9	2,751,796
Multifamily Housing	0.1	106,709
Pollution	0.6	530,790
Power	2.3	2,156,030
School District	6.0	5,725,035
Transportation	16.9	16,059,402
Utilities	0.5	523,820
Water	3.9	3,720,277
Money Market Fund	1.2	1,116,410

	100.0%	$95,191,204

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$94,074,794	$—	$94,074,794

Money Market Fund	1,116,410	—	—	1,116,410

Total	$1,116,410	$94,074,794	$—	$95,191,204

* See Schedule of Investments for security type and geographic sector breakouts

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

	Principal Amount		Value

FOREIGN DEBT OBLIGATIONS: 97.2%

Brazil: 7.5%

BRL	7,337,000	Banco do Brasil S.A. - Grand Cayman Branch
		9.75%, 07/18/17	$4,406,541

		Brazil Letras do Tesouro Nacional
BRL	6,600,000	9.19%, 01/01/13	3,121,628
BRL	8,121,000	11.98%, 07/01/12	4,087,746

		Brazil Notas do Tesouro Nacional Series F
BRL	2,625,000	10.00%, 01/01/12	1,536,241
BRL	1,840,000	10.00%, 01/01/13	1,048,291
BRL	500,000	10.00%, 01/01/14	278,785
BRL	1,200,000	10.00%, 01/01/21	611,540

BRL	3,350,000	Cia Energetica de Sao Paulo
		9.75%, 01/15/15	2,737,958

			17,828,730

Chile: 2.8%

CLP	3,199,500,000	Chile Government International Bond
		5.50%, 08/05/20	6,716,945

Colombia: 3.5%

		Colombia Government International Bonds

COP	5,738,000,000	7.75%, 04/14/21	3,247,762

COP	7,196,000,000	12.00%, 10/22/15	4,836,861

COP	455,000,000	Republic of Colombia
		9.85%, 06/28/27	292,273

			8,376,896

Egypt: 2.8%

EGP	42,180,000	Egypt Government International Bond
		8.75%, 07/18/12	6,785,525

Germany: 1.8%

EUR	775,000	Kreditanstalt fuer Wiederaufbau
		10.00%, 05/15/12	466,176

EUR	43,980,000	Landwirtschaftliche Rentenbank
		7.64%, 04/05/13	3,715,057

			4,181,233

Hungary: 4.8%

		Hungary Government Bonds
HUF	157,810,000	5.50%, 02/12/14	761,709
HUF	310,210,000	5.50%, 02/12/16	1,453,318
HUF	28,220,000	6.00%, 10/24/12	140,483
HUF	121,080,000	6.50%, 06/24/19	578,340
HUF	107,460,000	6.75%, 02/12/13	541,203
HUF	357,470,000	6.75%, 02/24/17	1,765,889
HUF	393,080,000	6.75%, 11/24/17	1,930,792
HUF	130,100,000	7.25%, 06/12/12	657,932
HUF	92,880,000	7.50%, 10/24/13	474,870
HUF	40,660,000	7.50%, 11/12/20	206,132
HUF	583,080,000	8.00%, 02/12/15	3,022,524

			11,533,192

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

Indonesia: 6.4%
		Indonesia Treasury Bonds
IDR	1,378,000,000	9.00%, 09/15/13	157,558
IDR	6,177,000,000	9.50%, 07/15/23	688,751
IDR	10,327,000,000	9.75%, 05/15/37	1,074,947
IDR	14,375,000,000	10.00%, 07/15/17	1,719,698
IDR	6,714,000,000	10.00%, 02/15/28	742,624
IDR	4,254,000,000	10.25%, 07/15/22	507,221
IDR	9,962,000,000	10.25%, 07/15/27	1,122,675
IDR	3,135,000,000	10.50%, 08/15/30	359,264
IDR	3,574,000,000	10.75%, 05/15/16	438,244
IDR	2,392,000,000	11.00%, 12/15/12	282,364
IDR	2,793,000,000	11.00%, 10/15/14	339,063
IDR	1,528,000,000	11.00%, 11/15/20	193,368
IDR	18,098,000,000	11.00%, 09/15/25	2,206,070
IDR	4,177,000,000	11.25%, 05/15/14	506,949
IDR	12,342,000,000	11.50%, 09/15/19	1,594,614
IDR	8,356,000,000	11.60%, 08/15/18	1,079,993
IDR	4,322,000,000	11.75%, 08/15/23	559,719
IDR	1,586,000,000	12.00%, 09/15/26	205,773
IDR	4,044,000,000	12.50%, 03/15/13	492,344
IDR	6,387,000,000	12.80%, 06/15/21	892,551
IDR	1,810,000,000	12.90%, 06/15/22	253,186

			15,416,976

Malaysia: 9.9%

		Malaysia Government Bonds

MYR	1,100,000	2.51%, 08/27/12	356,760
MYR	1,985,000	3.21%, 05/31/13	649,329
MYR	4,478,000	3.46%, 07/31/13	1,472,669
MYR	1,515,000	3.50%, 05/31/27	441,860
MYR	4,291,000	3.70%, 05/15/13	1,418,899
MYR	10,230,000	3.70%, 02/25/13	3,381,838
MYR	2,360,000	3.72%, 06/15/12	779,012
MYR	16,227,000	3.74%, 02/27/15	5,363,793
MYR	7,970,000	4.24%, 02/07/18	2,682,603
MYR	2,800,000	4.26%, 09/15/16	945,598
MYR	5,415,000	4.38%, 11/29/19	1,823,494
MYR	1,614,000	4.71%, 09/15/26	546,305
MYR	5,729,000	5.09%, 04/30/14	1,973,416
MYR	5,102,000	5.73%, 07/30/19	1,884,354

			23,719,930

Mexico: 5.9%
		Mexican Bonds
MXN	18,543,500	6.00%, 06/18/15	1,509,629
MXN	3,500,000	7.50%, 06/21/12	298,266
MXN	2,178,300	7.50%, 06/03/27	174,152
MXN	21,191,200	7.75%, 12/14/17	1,841,084
MXN	2,300,000	8.00%, 12/19/13	200,232
MXN	21,447,900	8.00%, 06/11/20	1,869,029

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

MXN	21,525,000	8.50%, 12/13/18	1,942,625
MXN	2,000,000	8.50%, 05/31/29	172,773
MXN	51,643,900	8.50%, 11/18/38	4,425,080
MXN	7,518,100	9.00%, 06/20/13	666,120
MXN	7,416,300	9.50%, 12/18/14	680,240
MXN	3,843,000	10.00%, 11/20/36	379,725

			14,158,955

Netherlands: 1.4%

		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. - Netherlands
EUR	24,360,000	7.59%, 10/05/15	1,442,838
EUR	14,730,000	9.20%, 09/28/15	1,308,755
EUR	3,800,000	11.00%, 07/23/12	554,840

			3,306,433

Peru: 3.0%

		Peru Government Bonds
PEN	3,414,000	6.90%, 08/12/37	1,268,303
PEN	2,482,000	6.95%, 08/12/31	934,600
PEN	2,811,000	7.84%, 08/12/20	1,157,661
PEN	4,643,000	8.20%, 08/12/26	1,987,010
PEN	2,555,000	8.60%, 08/12/17	1,089,746
PEN	1,536,000	9.91%, 05/05/15	665,378

			7,102,698

Phillippines: 2.9%

PHP	302,000,000	Philippine Government International Bond
		4.95%, 01/15/21	6,883,588

Poland: 9.8%

		Poland Government Bonds
PLN	2,225,000	4.41%, 01/25/12	743,614
PLN	9,426,000	4.63%, 07/25/12	3,064,648
PLN	4,052,000	4.75%, 04/25/12	1,415,117
PLN	895,000	4.78%, 10/25/12	287,053
PLN	4,741,000	5.00%, 10/24/13	1,646,539
PLN	4,621,000	5.25%, 04/25/13	1,619,654
PLN	1,281,000	5.25%, 10/25/17	427,220
PLN	4,233,000	5.25%, 10/25/20	1,352,175
PLN	10,743,000	5.50%, 04/25/15	3,725,376
PLN	13,421,000	5.50%, 10/25/19	4,421,920
PLN	5,986,000	5.75%, 04/25/14	2,114,257
PLN	2,078,000	5.75%, 09/23/22	683,357
PLN	5,542,000	6.25%, 10/24/15	1,972,970

			23,473,900

Russia: 4.8%

		Russian Federal Bonds
RUB	7,522,000	6.20%, 11/09/11	255,950
RUB	30,433,000	6.85%, 08/01/12	1,036,304
RUB	20,351,000	6.88%, 07/15/15	670,439
RUB	31,548,000	6.90%, 08/03/16	1,032,274
RUB	48,786,000	7.15%, 01/23/13	1,671,480
RUB	38,201,000	8.10%, 11/26/14	1,333,430
RUB	18,049,000	10.80%, 09/19/12	652,487
RUB	15,375,000	11.20%, 12/17/14	590,155
RUB	13,920,000	11.30%, 10/17/12	510,465
RUB	3,899,000	11.90%, 01/18/12	139,669
RUB	21,344,000	12.00%, 03/27/13	800,991

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

RUB	73,174,000	12.00%, 08/20/14	2,845,574

			11,539,218

South Africa: 6.7%

ZAR	2,350,000	Eskom Holdings Ltd.
		7.85%, 04/02/26	279,506

		South Africa Government Bonds
ZAR	9,150,000	6.25%, 03/31/36	962,260
ZAR	21,692,000	6.50%, 02/28/41	2,338,389
ZAR	1,438,804	6.75%, 03/31/21	175,661
ZAR	4,956,000	7.00%, 02/28/31	578,505
ZAR	2,565,000	7.25%, 01/15/20	326,794
ZAR	7,263,000	7.50%, 01/15/14	1,016,572
ZAR	4,487,000	8.00%, 12/21/18	608,213
ZAR	1,923,752	8.25%, 09/15/17	266,892
ZAR	2,210,000	8.75%, 12/21/14	318,525
ZAR	6,976,000	10.50%, 12/21/26	1,118,691
ZAR	10,555,000	13.50%, 09/15/15	1,786,162

		Transnet Ltd.
ZAR	3,500,000	10.50%, 09/17/20	508,797
ZAR	37,900,000	10.80%, 11/06/23	5,617,926

			15,902,893

Supranational: 6.9%

MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	964,465

		European Bank for Reconstruction & Development

MXN	6,000,000	7.30%, 08/20/13	485,913
BRL	1,130,000	9.25%, 09/10/12	675,900

		European Investment Bank
HUF	281,800,000	6.50%, 01/05/15	1,466,135
ZAR	33,760,000	8.00%, 10/21/13	4,800,649
BRL	16,300,000	9.06%, 10/22/19	4,498,804

		International Bank for Reconstruction & Development
PLN	1,800,000	3.00%, 07/31/12	625,020

MXN	4,575,000	5.00%, 07/01/13	377,842

MXN	777,000	8.25%, 06/24/11	64,951
BRL	300,000	9.50%, 03/02/17	185,647

		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13	1,000,683
MXN	17,000,000	7.20%, 07/07/14	1,425,889

			16,571,898

Thailand: 8.0%

		Thailand Government Bonds
THB	6,889,000	3.13%, 12/11/15	219,796
THB	5,120,000	3.63%, 05/22/15	167,109
THB	11,215,000	3.63%, 06/16/23	349,905
THB	7,300,000	3.85%, 12/12/25	228,299
THB	42,604,000	3.88%, 06/13/19	1,405,059
THB	80,894,000	4.13%, 11/18/16	2,699,597
THB	9,092,000	4.25%, 03/13/13	301,859
THB	20,560,000	4.75%, 12/20/24	711,096
THB	8,395,000	4.88%, 06/22/29	295,084
THB	82,551,000	5.13%, 03/13/18	2,916,176
THB	24,271,000	5.25%, 07/13/13	824,752
THB	108,248,000	5.25%, 05/12/14	3,708,112
THB	23,436,000	5.40%, 07/27/16	829,926
THB	39,190,000	5.50%, 03/13/23	1,452,035
THB	32,705,000	5.63%, 01/12/19	1,196,765
THB	48,756,000	5.85%, 03/31/21	1,839,109

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

THB	2,043,000	6.15%, 07/07/26	80,917

			19,225,596

Turkey: 8.3%
		Turkey Government Bonds
TRY	3,320,000	7.12%, 08/08/12	1,835,997
TRY	176,000	7.40%, 11/16/11	103,604
TRY	5,994,000	8.00%, 10/09/13	3,693,686
TRY	2,790,000	8.28%, 01/25/12	1,618,240
TRY	5,045,000	8.64%, 04/25/12	2,859,536
TRY	2,391,600	10.00%, 01/09/13	1,537,045
TRY	1,698,000	10.00%, 04/10/13	1,094,647
TRY	900,000	10.00%, 06/17/15	576,180
TRY	2,417,000	10.50%, 01/15/20	1,604,901
TRY	3,151,000	11.00%, 08/06/14	2,099,533
TRY	2,412,400	14.00%, 09/26/12	1,637,134
TRY	1,695,000	16.00%, 03/07/12	1,142,934

			19,803,437

Total Foreign Debt Obligations (Cost: $236,573,735)			232,528,043

Number of Shares

MONEY MARKET FUND: 1.8%
(Cost: $4,212,684)

	4,212,685	Dreyfus Government Cash Management Fund – Class B Shares	4,212,685

Total Investments: 99.0% (Cost: $240,786,419)			236,740,728
Other assets less liabilities: 1.0%			2,498,643

NET ASSETS: 100.0%			$239,239,371

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Phillippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	5.0%	$11,894,207
Government	89.4	211,769,155
Industrial	2.6	6,126,723
Utilities	1.2	2,737,958
Money Market Fund	1.8	4,212,685

	100.0%	$236,740,728

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$232,528,043	$—	$232,528,043

Money Market Fund	4,212,685	—	—	4,212,685

Total	$4,212,685	$232,528,043	$—	$236,740,728

*See Schedule of Investments for security type and geographic sector breakouts

Market Vectors ETF Trust
Note to Schedules of Investments
January 31, 2011 (unaudited)

Security Valuation-The investment valuation policy of the Funds is to value investments at fair value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as level 2 in the fair value hierarchy. Over-the-counter securities for which no sale was reported are valued at the mean of the bid and ask prices. Certain securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are fair valued using a pricing service approved by the Board of Trustees and categorized as level 2 in the fair value hierarchy. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value and are categorized as level 1 in the fair value hierarchy.

Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes–As of January 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
High-Yield	$165,845,995	$9,146,182	$(7,359,290)	$1,786,892
Intermediate	208,561,976	1,493,430	(6,638,733)	(5,145,303)
Long	57,386,483	617,072	(3,597,881)	(2,980,809)
Pre-Refunded	36,727,091	322,862	(292,549)	30,313
Short	95,159,012	875,840	(843,648)	32,192
Emerging Markets	240,786,419	2,857,614	(6,903,305)	(4,045,691)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: April 1, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: April 1, 2011